Nature of Operations and Summary of Significant Accounting Policies - Stock and Revision (Details) (USD $)					0 Months Ended		0 Months Ended
	Jul. 14, 2014	Dec. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Restatement Adjustment	Apr. 16, 2014 Common Stock	Apr. 16, 2014 Common Stock	Apr. 16, 2014 Common Stock Over-Allotment Option
Class of Stock [Line Items]
Reclassification of asset retirement obligation from accrued expenses and other to other long-term liabilities	$ 27,330	$ 21,022	$ 12,641	$ 10,000
Shares issued					6,708,332		874,999
IPO price per share (USD per share)						$ 15.00
Stock split, conversion ratio					125,614.14
Proceeds from issuance IPO, net of discounts, commissions, and other offering expenses					$ 91,000,000